SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

19. SUBSEQUENT EVENTS

November Private Placement

On November 2, 2012, the Company completed a private placement of 2,000,000 shares of its common stock, warrants to purchase up to an aggregate of 2,000,000 shares of common stock at an exercise price of $1.00 per share, exercisable for 90 days from issuance, and warrants to purchase up to an aggregate of 1,000,000 shares of its common stock at an exercise price of $1.25 per share, exercisable for five years from issuance, for total gross proceeds of $2,000,000 (the “November Private Placement”). The warrant exercise price and the common stock issuable pursuant to such warrants are subject to adjustment only for stock dividends, stock spilts and similar capital reorganizations, in which event the rights of the warrant holders would be adjusted as necessary so that they would be equivalent to the rights of the warrant holders prior to such event. The proceeds from the November Private Placement are designated for use towards the construction of a clinical-stage manufacturing facility for I-124-CLR1404 (LIGHT) at the Company’s Madison, WI location. The Company estimates that the project will cost a total of approximately $3,000,000 and, will take approximately one year to complete. The Company anticipates that construction will commence in late 2012, although the Company has not yet entered into contractual commitments with vendors. The Company may seek to obtain the additional capital required to complete the project from additional sales of common stock, proceeds from warrant exercises, or from equipment financing.

Warrant Exercises and Expirations

During October 2012, warrants were exercised for an aggregate of 937,500 shares of common stock underlying the warrants andthe Company received cash proceeds of $937,500. The warrants were issued in June 2012, had an amended expiration date of October 11, 2012 and an exercise price of $1.00 per share.

On October 11, 2012, warrants to purchase 4,317,500 shares of common stock at $1.00 per share expired unexercised.

Stockholder Meeting

On October 25, 2012, the Company held a special meeting in lieu of annual meeting of stockholders. At the meeting, the stockholders reelected Thomas Rockwell Mackie, James S. Manuso and John E. Niederhuber as Class I directors and approved an amendment to the 2006 Stock incentive Plan to increase the number of shares of common stock issuable thereunder from 7,000,000 to 10,000,000.